Joint ventures and associated companies - Extracts from the income statements of joint ventures and associated companies (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Joint ventures and associated companies
Revenue	kr 23,704	kr 21,466	kr 18,131
Operating profit	3,750	3,469	3,133
Profit before tax	3,372	3,165	2,791
Net profit	991	220	(2,581)
Joint ventures and associated companies
Joint ventures and associated companies
Revenue	65	51	88
Operating profit	29	kr 1	kr 2
Profit before tax	29
Net profit	kr 27